UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10607

Large Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Large-Cap Portfolio                                                                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 1.1%
United Technologies Corp.	4,400	$279,048
		$279,048
Beverages — 4.0%
Coca-Cola Co. (The)	9,000	387,180
PepsiCo, Inc.	11,000	660,440
		$1,047,620
Biotechnology — 3.1%
Amgen, Inc. (1)	12,200	795,806
		$795,806
Capital Markets — 5.2%
Bank of New York Co., Inc. (The)	13,300	428,260
Merrill Lynch & Co., Inc.	7,200	500,832
SEI Investments Co.	8,500	415,480
		$1,344,572
Chemicals — 2.5%
Air Products and Chemicals, Inc.	10,000	639,200
		$639,200
Commercial Banks — 1.6%
Wachovia Corp.	7,400	400,192
		$400,192
Communications Equipment — 5.1%
Cisco Systems, Inc. (1)	41,700	814,401
Motorola, Inc.	25,600	515,840
		$1,330,241
Consumer Finance — 3.5%
American Express Co.	10,500	558,810
Capital One Financial Corp.	4,000	341,800
		$900,610
Diversified Financial Services — 2.0%
Citigroup, Inc.	10,800	520,992
		$520,992
Electrical Equipment — 2.3%
Emerson Electric Co.	7,000	586,670
		$586,670
Electronic Equipment & Instruments — 2.6%
CDW Corp.	6,000	327,900
Molex, Inc.	10,000	335,700
		$663,600

Energy Equipment & Services — 5.3%
Baker Hughes, Inc.	6,000	$491,100
National-Oilwell Varco, Inc. (1)	9,300	588,876
Schlumberger, Ltd.	4,400	286,484
		$1,366,460
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	9,500	542,735
Walgreen Co.	7,100	318,364
		$861,099
Health Care Equipment & Supplies — 8.7%
Biomet, Inc.	12,100	378,609
DENTSPLY International, Inc.	7,700	466,620
Medtronic, Inc.	15,500	727,260
St. Jude Medical, Inc. (1)	8,800	285,296
Varian Medical Systems, Inc. (1)	8,200	388,270
		$2,246,055
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	7,700	321,398
		$321,398
Household Products — 4.8%
Colgate-Palmolive Co.	8,800	527,120
Procter & Gamble Co.	13,000	722,800
		$1,249,920
Industrial Conglomerates — 6.0%
3M Co.	6,600	533,082
General Electric Co.	31,000	1,021,760
		$1,554,842
Insurance — 3.3%
AFLAC, Inc.	9,900	458,865
American International Group, Inc.	6,600	389,730
		$848,595
Internet Software & Services — 1.4%
eBay, Inc. (1)	12,200	357,338
		$357,338
IT Services — 5.3%
Automatic Data Processing, Inc.	6,000	272,100
Cognizant Technology Solutions Corp., Class A (1)	5,500	370,535
First Data Corp.	10,331	465,308
Fiserv, Inc. (1)	6,000	272,160
		$1,380,103

Machinery — 5.1%
Dover Corp.	8,400	$415,212
Illinois Tool Works, Inc.	12,000	570,000
Pentair, Inc.	9,900	338,481
		$1,323,693
Media — 0.9%
Omnicom Group, Inc.	2,700	240,543
		$240,543
Multiline Retail — 3.0%
Kohl’s Corp. (1)	8,300	490,696
Target Corp.	6,000	293,220
		$783,916
Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	5,300	361,725
		$361,725
Pharmaceuticals — 4.5%
Johnson & Johnson	13,200	790,944
Pfizer, Inc.	16,350	383,735
		$1,174,679
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	17,400	329,730
Maxim Integrated Products, Inc.	14,300	459,173
		$788,903
Software — 2.1%
Microsoft Corp.	23,500	547,550
		$547,550
Specialty Retail — 4.3%
Bed Bath and Beyond, Inc. (1)	6,600	218,922
Lowe’s Companies, Inc.	7,500	455,025
Staples, Inc.	18,500	449,920
		$1,123,867
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	6,000	486,000
		$486,000
Total Common Stocks (identified cost $22,052,792)		$25,525,237
Total Investments — 98.5% (identified cost $22,052,792)		$25,525,237
Other Assets, Less Liabilities — 1.5%		$401,770
Net Assets — 100.0%		$25,927,007

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,052,792
Gross unrealized appreciation	$4,099,127
Gross unrealized depreciation	(626,682)
Net unrealized appreciation	$3,472,445

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 28, 2006

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	August 28, 2006